Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2065 Portfolio℠
March 31, 2026
VIPF2065-NPRT1-0526
1.9894059.106
Bond Funds - 4.0%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $566,054)	60,333	555,064

Domestic Equity Funds - 53.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	23,090	1,295,121
VIP Equity-Income Portfolio - Initial Class (a)	34,179	1,029,814
VIP Growth & Income Portfolio - Initial Class (a)	43,502	1,425,993
VIP Growth Portfolio - Initial Class (a)	23,337	2,157,953
VIP Mid Cap Portfolio - Initial Class (a)	8,441	329,774
VIP Value Portfolio - Initial Class (a)	36,608	726,304
VIP Value Strategies Portfolio - Initial Class (a)	21,324	361,009
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,066,044)		7,325,968

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	114,897	1,867,081
VIP Overseas Portfolio - Initial Class (a)	150,073	3,957,437
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,507,635)		5,824,518

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,139,733)	13,705,550
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,054)
NET ASSETS - 100.0%	13,704,496

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Long-Term Treasury Bond Index Fund	771,231	142,020	354,413	6,804	(6,215)	2,441	555,064	60,333
VIP Contrafund Portfolio - Initial Class	1,096,569	344,335	60,743	12,840	(2,653)	(82,387)	1,295,121	23,090
VIP Emerging Markets Portfolio - Initial Class	1,498,042	459,957	111,504	27,454	2,735	17,851	1,867,081	114,897
VIP Equity-Income Portfolio - Initial Class	888,984	248,258	125,328	8,318	233	17,667	1,029,814	34,179
VIP Government Money Market Portfolio - Initial Class	34,519	845	35,364	100	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	1,220,566	362,628	126,383	15,598	(1,764)	(29,054)	1,425,993	43,502
VIP Growth Portfolio - Initial Class	1,819,066	558,977	100,709	-	(3,835)	(115,546)	2,157,953	23,337
VIP Investment Grade Bond II Portfolio - Initial Class	6,991	1,564	8,572	-	30	(13)	-	-
VIP Mid Cap Portfolio - Initial Class	278,994	64,993	24,927	2,199	1,105	9,609	329,774	8,441
VIP Overseas Portfolio - Initial Class	3,277,671	1,045,443	186,154	52,390	(3,255)	(176,268)	3,957,437	150,073
VIP Value Portfolio - Initial Class	620,958	156,623	66,346	7,285	1,484	13,585	726,304	36,608
VIP Value Strategies Portfolio - Initial Class	307,622	70,078	34,814	-	1,654	16,469	361,009	21,324
	11,821,213	3,455,721	1,235,257	132,988	(10,481)	(325,646)	13,705,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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